Capital Stock (Tables)	12 Months Ended
Jan. 31, 2021
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Summary of Changes in Capital Stock Issued and Outstanding
The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2019	43,040,023	$213.4
Issued upon exercise of stock options	459,287	17.2
Issued in exchange of multiple voting shares	8,209,713	0.7
Repurchased under the SIB	(6,342,494)	(30.4)
Repurchased under the NCIB	(2,955,555)	(14.0)
Balance as at January 31, 2020	42,410,974	186.9
Issued upon exercise of stock options	718,232	31.3
Issued in exchange of multiple voting shares	2,000,000	0.1
Repurchased under the NCIB	(2,476,300)	(11.5)
Balance as at January 31, 2021	42,652,906	$206.8

Multiple voting shares
Balance as at February 1, 2019	54,101,384	$4.4
Exchanged for subordinate voting shares	(8,209,713)	(0.7)
Balance as at January 31, 2020	45,891,671	$3.7
Exchanged for subordinate voting shares	(2,000,000)	(0.1)
Balance as at January 31, 2021	43,891,671	$3.6

Total outstanding as at January 31, 2021	86,544,577	$210.4